Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	VIRTUS ASSET TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001018593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2018
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Virtus Conservative Allocation Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Conservative Allocation Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of seeking to provide a high level of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund's statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund's statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund's statement of additional information.

The Virtus Conservative Allocation Strategy Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Conservative Allocation Strategy, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal period, the fund's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for current fiscal year, as annualized.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests pursuant to an asset allocation strategy in a combination of affiliated fixed income funds and exchange-traded funds (“ETFs”) that invest in bonds (together, “Underlying Fixed Income Funds”), and to a lesser extent, affiliated equity funds and ETFs that invest in equities (together, “Underlying Equity Funds” and, together with Underlying Fixed Income Funds, “Underlying Funds”). The fund invests between 50% and 80% of its assets in Underlying Fixed Income Funds, and between 20% and 40% of its assets in Underlying Equity Funds. The fund's remaining assets may be invested in cash and cash equivalents, including unaffiliated money market funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper.

The fund may invest in Underlying Funds that:

•      invest in debt instruments, including mortgage- and asset-backed instruments, securities restricted as to resale, common stocks and other equity securities of U.S. and non-U.S. companies including those in both developed and emerging markets;

•      invest in bank loans and other below investment grade instruments; and

•      invest in inflation-protected public obligations of the U.S. Treasury (“TIPS”), which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

The fund has no limits as to the market capitalizations of equity securities in the Underlying Equity Funds' portfolios, nor does it have limits as to the average maturity of any Underlying Fixed Income Funds or remaining maturities of individual securities in which any Underlying Fixed Income Fund invests.

In selecting a diversified portfolio of Underlying Funds, the adviser analyzes many factors, including the Underlying Funds' investment objectives, total return, volatility and expenses.

The table that follows shows how the adviser currently expects to allocate the fund's portfolio among asset classes. The table also shows the sectors within those asset classes to which the fund will currently have exposure.

Asset Class	Investment Range (Percentage of the Conservative Allocation Strategy Fund's Assets)
Underlying Fixed Income Funds	50-80%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including bank loans)
International Bonds
Emerging Market Bonds
Underlying Equity Funds	20-40%
U.S. Equities
International Equities
Emerging Market Equities (All Market Capitalizations)
Underlying Money Market Investments	0-20%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any Underlying Funds in which the fund invests. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

>    Affiliated Fund Risk.   The risk that the adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest.

>    Allocation Risk.   The risk that the fund's exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.

>    Fund of Funds Risk.   The risk that the fund's performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund's investment in such other funds will cost shareholders more than direct investments would have cost.

>    Short-Term Investments Risk.   The risk that the fund's short-term investments will not provide the liquidity or protection intended or will prevent the fund from experiencing positive movements in the fund's principal investment strategies.

>    U.S. Government Securities Risk.   The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

The principal risks attributable to the Underlying Funds in which the fund invests are:

>    Call Risk.   The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>    Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>    Derivatives Risk.   The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>    Emerging Market Investing Risk.   The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>    Equity Securities Risk.   The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund's shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>    Exchange-Traded Funds (ETFs) Risk.   The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>    Foreign Investing Risk.   The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>    Growth Stocks Risk.   The risk that the fund's investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>    High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.   The risk that the issuers of high-yield/high-risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>    Illiquid and Restricted Securities.   Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

>    Inflation Protected Investing Risk.   The risk that inflation-protected securities will react differently from other fixed income securities to changes in interest rates. The values of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

>    Interest Rate Risk.   The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>    Large Market Capitalization Companies Risk.   The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

>    Loan Risk.   The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans (including floating rate loans) in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>    Market Volatility Risk.   The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>    Mortgage-Backed and Asset-Backed Securities Risk.   The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>    Real Estate Investment Risk.   The risk that the value of the fund's shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers.

>    Small and Medium Market Capitalization Risk.   The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>    Unrated Fixed Income Securities Risk.   The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

>    U.S. Government Securities Risk.   The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

>    Value Stocks Risk.   The risk that the fund will underperform when value investing is out of favor or that the fund's investments will not appreciate in value as anticipated.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of two broad-based securities market indexes and a composite benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of two broad-based securities market indexes and a composite benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges applicable to other share classes and would be lower if they did. Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q3/2009:	7.57%	Worst Quarter:	Q3/2011:	-4.15%	Year to Date (3/31/18):	-0.51%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/17)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Conservative Allocation Strategy Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
10 Years	rr_AverageAnnualReturnYear10	8.50%
Virtus Conservative Allocation Strategy Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.01%
Virtus Conservative Allocation Strategy Fund | Hybrid 30/70 Blend of the two indexes above (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hybrid 30/70 Blend of the two indexes above (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.76%
5 Years	rr_AverageAnnualReturnYear05	6.15%
10 Years	rr_AverageAnnualReturnYear10	5.60%
Virtus Conservative Allocation Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVCAX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[2]
Less: Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.22%	[2],[3]
Share Status	rr_ExpenseExampleByYearColumnName	Sold
1 Year	rr_ExpenseExampleYear01	$ 692
3 Years	rr_ExpenseExampleYear03	984
5 Years	rr_ExpenseExampleYear05	1,297
10 Years	rr_ExpenseExampleYear10	$ 2,182
Share Status	rr_ExpenseExampleNoRedemptionByYearCaption	Held
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 692
3 Years	rr_ExpenseExampleNoRedemptionYear03	984
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,297
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,182
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	4.49%
Virtus Conservative Allocation Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCCLX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%	[2]
Less: Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.92%	[2],[3]
Share Status	rr_ExpenseExampleByYearColumnName	Sold
1 Year	rr_ExpenseExampleYear01	$ 295
3 Years	rr_ExpenseExampleYear03	653
5 Years	rr_ExpenseExampleYear05	1,137
10 Years	rr_ExpenseExampleYear10	$ 2,474
Share Status	rr_ExpenseExampleNoRedemptionByYearCaption	Held
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 195
3 Years	rr_ExpenseExampleNoRedemptionYear03	653
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,137
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,474
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.23%
5 Years	rr_AverageAnnualReturnYear05	4.18%
10 Years	rr_AverageAnnualReturnYear10	4.38%
Virtus Conservative Allocation Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCCTX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[2]
Less: Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.92%	[2],[3]
Share Status	rr_ExpenseExampleByYearColumnName	Sold
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	360
5 Years	rr_ExpenseExampleYear05	646
10 Years	rr_ExpenseExampleYear10	$ 1,461
Share Status	rr_ExpenseExampleNoRedemptionByYearCaption	Held
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 94
3 Years	rr_ExpenseExampleNoRedemptionYear03	360
5 Years	rr_ExpenseExampleNoRedemptionYear05	646
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,461
2008	rr_AnnualReturn2008	(7.17%)
2009	rr_AnnualReturn2009	16.18%
2010	rr_AnnualReturn2010	9.05%
2011	rr_AnnualReturn2011	3.34%
2012	rr_AnnualReturn2012	8.21%
2013	rr_AnnualReturn2013	7.93%
2014	rr_AnnualReturn2014	6.28%
2015	rr_AnnualReturn2015	(0.68%)
2016	rr_AnnualReturn2016	3.53%
2017	rr_AnnualReturn2017	9.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.15%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.37%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.43%
Virtus Conservative Allocation Strategy Fund | Class I | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.14%
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	3.87%
Virtus Conservative Allocation Strategy Fund | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.81%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Virtus Conservative Allocation Strategy Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCATX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[2]
Less: Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.22%	[2],[3]
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Share Status	rr_ExpenseExampleByYearColumnName	Sold
1 Year	rr_ExpenseExampleYear01	$ 371
3 Years	rr_ExpenseExampleYear03	673
5 Years	rr_ExpenseExampleYear05	997
10 Years	rr_ExpenseExampleYear10	$ 1,913
Share Status	rr_ExpenseExampleNoRedemptionByYearCaption	Held
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 371
3 Years	rr_ExpenseExampleNoRedemptionYear03	673
5 Years	rr_ExpenseExampleNoRedemptionYear05	997
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,913

[1]	Restated to reflect current fees and expenses.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.60% for Class A Shares, 1.30% for Class C Shares, 0.30% for Class I Shares and 0.60% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.
[4]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
[5]	Estimated for current fiscal year, as annualized.